Submission	Apr. 24, 2025
Submission [Line Items]
Central Index Key	0001167419
Registrant Name	Riot Platforms, Inc.
Registration File Number	333-281454
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES